Loans Receivable, Net (Schedule of Accounts, Notes, Loans and Financing Receivable) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 402,609,383	$ 367,526,274
Loans Held For Sale	3,051,950	4,243,907
Total Loans Receivable, Gross	405,661,333	371,770,181
Allowance For Loan Losses	8,221,618	8,356,231
Loans in Process	6,804,533	3,526,064
Deferred Loan Fees	141,985	165,040
Loans, Allowances, and Fees	15,168,136	12,047,335
Total Loans Receivable, Net	390,493,197	359,722,846
Residential Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	81,255,167	77,979,909
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	56,761,695	50,667,894
Commercial Business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	26,777,893	16,279,177
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 237,814,628	$ 222,599,294